LEGAL MATTERS	6 Months Ended	9 Months Ended
	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019
LEGAL MATTERS
NOTE 11 - LEGAL MATTERS	The Company has no known legal issues pending.	The Company has no known legal issues pending.	The Company has no known legal issues pending.